Share-based Payments (Details 2)		12 Months Ended
		Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares	Dec. 31, 2015 shares
Statement Line Items [Line Items]
Number of options | shares		1,351,250	2,071,600
Option pricing models used		Monte-Carlo	Black Scholes
Share price		0.41
Contractual life		10 years	10 years
Expected life		5 years	5 years
Volatility	[1]	42.50%	40.00%
Expected dividend yield		0.00%	0.00%
Risk free rate		0.73%
Bottom of range [Member]
Statement Line Items [Line Items]
Share price	[2]		1.143
Exercise price of options issued in year			1.21
Risk free rate			0.63%
Top of range [Member]
Statement Line Items [Line Items]
Share price	[2]		1.19
Exercise price of options issued in year			2.68
Risk free rate			0.74%

[1]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.
[2]	The share price used in the determination of the fair value of the options granted in 2016 was the average of the opening and closing share prices on the date of grant.